Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2
Class A-1 .40000 % Asset Backed Notes
Class A-2A .83 % Asset Backed Notes
Class A-2B Floating Rate Asset Backed Notes
Class A-3 1.27 % Asset Backed Notes
Class B 1.82 % Asset Backed Notes
Class C 2.40 % Asset Backed Notes
Class D 3.00 % Asset Backed Notes
Class E 3.60 % Asset Backed Notes
Servicer's Certificate

This Servicer's Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	11/01/2018
Monthly Period Ending:	11/30/2018
Prev. Distribution/Close Date:	11/08/2018
Distribution Date:	12/10/2018
Days of Interest for Period:	32
Days in Collection Period:	30
Months Seasoned:	44

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$247,362,233

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	9,642,448
{3} Collections on Receivables paid off during period				{3}	3,170,267
{4} Receivables becoming Liquidated Receivables during period				{4}	1,831,208
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	27
{7} Less amounts allocable to Interest				{7}	(2,401,933)

{8} Total Monthly Principal Amounts					{8}	12,242,017

{9} End of period Aggregate Principal Balance					{9}	$235,120,216

{10} Pool Factor					{10}	18.4842940%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$0	$0

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$0	$0

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$97,884,709	$112,380,000	$26,670,000		$236,934,709

{20} Noteholders’ Principal Distributable Amount	{20}	8,652,431	0	0		8,652,431
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	1,814,493	0	0		1,814,493
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$87,417,785	$112,380,000	$26,670,000		$226,467,785

{25} Note Pool Factors	{25}	76.4943866%	100.0000000%	100.0000000%		18.8723154%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$235,120,216
{27} 14.50 % of Ending Aggregate Principal Balance							{27}	34,092,431
{28} Less Specified Reserve Balance							{28}	(25,440,000)
{29} Sum of {27} and {28}							{29}	8,652,431
{30} Required Pro Forma Note Balance {26} - {29}							{30}		226,467,785

{31} Beginning Note Balance							{31}	236,934,709
{32} Total Monthly Principal Amount							{32}	(14,056,510)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		222,878,199

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		3,589,586
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)							{35}		3,589,586
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$3,589,586

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$12,242,017
{38} Step-down Amount								{38}	(3,589,586)
{39} Principal Distributable Amount								{39}		$8,652,431

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.400000%	32	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	32	Actual days/360	0
{43}	Class A - 3	$0	0	1.27000%	30	30/360	0
{44}	Class B	$0	0	1.82000%	30	30/360	0
{45}	Class C	$97,884,709	0	2.40000%	30	30/360	195,770
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	12,735,703
{49} Liquidation Proceeds collected during period								{49}	881,446
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	0
{51} Investment Earnings - Collection Account								{51}	15,737
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	43,818
{53} Collection of Supplemental Servicing - Extension Fees								{53}	77,012
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	129,922
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	99,429
{56} Total Available Funds								{56}		13,983,067

Distributions:
{57} Base Servicing Fee								{57}	463,804
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	129,922
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	99,429
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	0
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	0
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	0
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	0
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	195,770
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	1,814,493
{76} Noteholders’ Principal Distributable Amount								{76}	8,652,431
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	2,265,625
{81} Total Distributions								{81}		$13,983,067

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$0	$235,120,216	$0	$13,289,279	$0
{83}	Class B	0	235,120,216	0	13,289,279	0
{84}	Class C	97,884,709	235,120,216	0	13,093,509	0
{85}	Class D	210,264,709	235,120,216	0	12,812,559	0
{86}	Class E	236,934,709	235,120,216	1,814,493	12,732,549	1,814,493

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{87} Excess Available Funds						{87}	$2,265,625
	{88} Pro-Forma Note Balance (Calculated after Step-Down)						{88}	226,467,785
	{89} Required Pro Forma Note Balance						{89}	226,467,785
	{90} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{90}	0
	{91} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{91}		$0

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{92} Specified Reserve Balance								$25,440,000

	{93} Beginning of period Reserve Account balance						{93}		$25,440,000

	{94} The Reserve Account Deposit, from Collection Account						{94}	0
	{95} Investment Earnings						{95}	43,818
	{96} Investment Earnings - transferred to Collection Account Available Funds						{96}	(43,818)
	{97} Reserve Account Withdrawal Amount						{97}	0

	{98} End of period Reserve Account balance						{98}		$25,440,000

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{99} Aggregate Principal Balance						{99}	$235,120,216
	{100} End of Period Note Balance						{100}	226,467,785
	{101} Overcollateralization						{101}	8,652,431
	{102} Overcollateralization %						{102}		3.68%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{103} Original Number of Receivables						{103}	63,313
	{104} Beginning of period number of Receivables						{104}	0	21,388
	{105} Number of Receivables becoming Liquidated Receivables during period						{105}	11,108	152
	{106} Number of Receivables becoming Purchased Receivables during period						{106}	15	0
	{107} Number of Receivables paid off during period						{107}	31,312	358
	{108} End of period number of Receivables						{108}	20,878	20,878

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{109} Weighted Average APR of the Receivables					{109}	12.67%	12.53%	12.54%
	{110} Weighted Average Remaining Term of the Receivables					{110}	66.00	29.32	28.45
	{111} Weighted Average Original Term of Receivables					{111}	71.00	71.00	71.00
	{112} Average Receivable Balance					{112}	$20,091	$11,565	$11,262
	{113} Net Losses in Period					{113}	$0	$1,078,030	$949,762
	{114} Aggregate Realized Losses					{114}	$0	$94,840,168	$95,789,930
	{115} Aggregate Realized Loss Percentage					{115}		7.455%	7.530%
	{116} ABS Prepay Speed					{116}		1.0623	1.0430

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{117} 31-60 days					{117}	2,404	$32,415,235	13.10%
	{118} 61-90 days					{118}	529	6,772,035	2.74%
	{119} 91-120 days					{119}	158	1,902,361	0.77%
	{120} Total					{120}	3,091	$41,089,631	16.61%

	XIV. EXTENSIONS

	{121} Principal Balance of Receivables extended during current period					{121}		$8,596,400
	{122} Beginning of Period Aggregate Principal Balance					{122}		247,362,233
	{123} Extension Rate {121} divided by {122}					{123}			3.48%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	December 5, 2018

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